Expense Example	Sep. 28, 2026 USD ($)
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,785
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,506
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,335
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,569
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,284
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,109
Reinhart International PMV Fund | Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	2,225
Expense Example, with Redemption, 5 Years	4,111
Expense Example, with Redemption, 10 Years	$ 7,941